UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526

Boston Trust & Walden Funds

(Exact name of registrant as specified in charter)
One Beacon Street, Boston MA 02108

(Address of principal executive offices) (Zip code)
4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: December 31
Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
March 31, 2017 (Unaudited)

COMMON STOCKS (77.5%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (9.1%)
Adient PLC	2,089	151,808
Advance Auto Parts, Inc.	10,000	1,482,600
Autoliv, Inc.	25,000	2,556,500
Comcast Corp., Class A	280,000	10,525,200
NIKE, Inc., Class B	135,000	7,523,550
Omnicom Group, Inc.	75,000	6,465,750
Ross Stores, Inc.	60,000	3,952,200
Starbucks Corp.	100,000	5,839,000

		38,496,608

Consumer Staples (8.6%)
Church & Dwight Co., Inc.	75,000	3,740,250
Colgate-Palmolive Co.	20,000	1,463,800
Costco Wholesale Corp.	37,500	6,288,375
CVS Health Corp.	15,000	1,177,500
Diageo PLC, Sponsored ADR	30,000	3,467,400
McCormick & Co., Inc.	25,000	2,438,750
PepsiCo, Inc.	40,000	4,474,400
Procter & Gamble Co.	35,000	3,144,750
Reckitt Benckiser Group PLC, Sponsored ADR	150,000	2,790,750
Sysco Corp.	35,000	1,817,200
The Hershey Co.	50,000	5,462,500

		36,265,675

Energy (3.1%)
Chevron Corp.	17,500	1,878,975
ConocoPhillips	40,000	1,994,800
Exxon Mobil Corp.	82,500	6,765,825
Schlumberger Ltd.	30,000	2,343,000

		12,982,600

Financials (14.8%)
American Express Co.	50,000	3,955,500
BB&T Corp.	65,000	2,905,500
Berkshire Hathaway, Inc., Class B (a)	50,000	8,334,000
Chubb Ltd.	45,000	6,131,250
Cincinnati Financial Corp.	90,000	6,504,300
Comerica, Inc.	30,000	2,057,400
Commerce Bancshares, Inc.	30,387	1,706,534
JPMorgan Chase & Co.	100,000	8,783,999
M&T Bank Corp.	10,000	1,547,300
Northern Trust Corp.	35,000	3,030,300
PNC Financial Services Group, Inc.	45,000	5,410,800
State Street Corp.	40,000	3,184,400
T. Rowe Price Group, Inc.	50,000	3,407,500
U.S. Bancorp	110,000	5,665,000

		62,623,783

Health Care (11.4%)
Becton, Dickinson & Co.	50,000	9,172,000
C.R. Bard, Inc.	30,000	7,456,200
DENTSPLY SIRONA, Inc.	50,000	3,122,000
Edwards Lifesciences Corp. (a)	50,000	4,703,500
Johnson & Johnson, Inc.	55,000	6,850,250
Medtronic PLC	25,000	2,014,000
Merck & Co., Inc.	35,000	2,223,900
Mettler-Toledo International, Inc. (a)	7,500	3,591,825
Stryker Corp.	25,000	3,291,250
UnitedHealth Group, Inc.	25,000	4,100,250
Varian Medical Systems, Inc. (a)	20,000	1,822,600

		48,347,775

Industrials (10.3%)
3M Co.	35,000	6,696,550
Donaldson Co., Inc.	40,000	1,820,800
Emerson Electric Co.	25,000	1,496,500
Hubbell, Inc.	40,000	4,802,000
Illinois Tool Works, Inc.	50,000	6,623,500
Rockwell Collins, Inc.	55,000	5,343,800
Union Pacific Corp.	50,000	5,296,000
United Parcel Service, Inc., Class B	55,000	5,901,500
W.W. Grainger, Inc.	25,000	5,819,000

		43,799,650

Information Technology (15.4%)
Accenture PLC, Class A	70,000	8,391,599
Alphabet, Inc., Class A (a)	2,000	1,695,600
Alphabet, Inc., Class C (a)	12,000	9,954,720
Apple, Inc.	75,000	10,774,500
Automatic Data Processing, Inc.	70,000	7,167,300
Cisco Systems, Inc.	100,000	3,380,000
Dell Technologies, Inc., Class V (a)	4,458	285,669
Microsoft Corp.	150,000	9,879,000
Oracle Corp.	150,000	6,691,500
Versum Materials, Inc. (a)	10,000	306,000
Visa, Inc., Class A	75,000	6,665,250

		65,191,138

Materials (2.4%)
Air Products & Chemicals, Inc.	20,000	2,705,800
AptarGroup, Inc.	30,000	2,309,700
PPG Industries, Inc.	50,000	5,254,000

		10,269,500

Telecommunication Services (0.9%)
Verizon Communications, Inc.	75,000	3,656,250

		3,656,250

Utilities (1.5%)
Consolidated Edison, Inc.	35,000	2,718,100
Eversource Energy	65,000	3,820,700

		6,538,800

TOTAL COMMON STOCKS (Cost $175,512,636)		328,171,779

CORPORATE BONDS (3.9%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Financials (2.4%)
American Express Bank FSB, 6.00%, 9/13/17, MTN	200,000	203,986
American Express Co., 2.65%, 12/2/22	1,926,000	1,910,405
American Express Co., 7.00%, 3/19/18	1,500,000	1,575,489
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	2,000,410
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,038,764
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	1,034,744
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	566,357
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	2,016,990

		10,347,145

Health Care (0.2%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,021,053

Information Technology (1.3%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,528,318
Oracle Corp., 5.75%, 4/15/18	750,000	783,086

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
March 31, 2017 (Unaudited)

CORPORATE BONDS, CONTINUED
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Information Technology, continued
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	2,009,132

		5,320,536

TOTAL CORPORATE BONDS (Cost $16,476,768)		16,688,734

MUNICIPAL BONDS (1.2%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Illinois (0.1%):
Illinois State, “GO”, 5.00%, 4/1/24, Callable 5/8/17 @ 100	500,000	500,615

Massachusetts (0.8%):
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	510,706
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, Prerefunded 12/15/19 @ 100	1,500,000	1,652,759
Massachusetts State, “GO”, Series E, 4.00%, 9/1/37, Callable 9/1/25 @ 100	1,000,000	1,028,760
Massachusetts State, “GO”, Series E, 5.00%, 7/1/38, Callable 7/1/26 @ 100	260,000	299,185

		3,491,410

Washington (0.1%):
Washington State, “GO”, Series C, 5.00%, 2/1/26, Prerefunded 2/1/19 @ 100	250,000	267,680

Wisconsin (0.2%):
Wisconsin State, “GO”, Series C, 5.00%, 5/1/25, Prerefunded 5/1/18 @ 100	200,000	208,642
Wisconsin State,” GO”, Series D, 5.50%, 5/1/26, Prerefunded 5/1/18 @ 100	750,000	786,398

		995,040

TOTAL MUNICIPAL BONDS (Cost $5,320,339)		5,254,745

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (13.9%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Federal Farm Credit Bank
2.63%, 8/12/19	10,000,000	10,252,600
2.85%, 3/2/28	2,000,000	1,978,326
2.95%, 1/27/25	2,000,000	2,035,102
3.14%, 12/5/29	2,500,000	2,534,820
3.39%, 2/1/28	2,000,000	2,098,010
3.85%, 12/26/25	2,770,000	2,993,827

		21,892,685

Federal Home Loan Bank
2.38%, 3/13/26	6,000,000	5,806,086
2.50%, 12/10/27	1,500,000	1,410,164
2.63%, 6/11/27	1,500,000	1,457,966
2.88%, 9/13/24	2,500,000	2,570,620
3.50%, 9/24/29	2,000,000	2,090,062

		13,334,898

U.S. Treasury Note
2.75%, 2/15/24	22,500,000	23,286,622

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,182,964)		58,514,205

INVESTMENT COMPANIES (3.4%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, Capital Shares, 0.61%(b)	14,527,705	14,527,705

TOTAL INVESTMENT COMPANIES (Cost $14,527,705)		14,527,705

Total Investments (Cost $270,020,412) — 99.9%(c)		423,157,168
Other assets in excess of liabilities — 0.1%		593,475

NET ASSETS — 100.0%		$423,750,643

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2017.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
FSB	Federal Savings Bank
GO	General Obligation
MTN	Medium Term Note

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Equity Fund
March 31, 2017 (Unaudited)

COMMON STOCKS (98.8%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (10.6%)
Advance Auto Parts, Inc.	7,500	1,111,950
Autoliv, Inc.	10,000	1,022,600
Comcast Corp., Class A	100,000	3,759,000
NIKE, Inc., Class B	32,500	1,811,225
Omnicom Group, Inc.	30,000	2,586,300
Ross Stores, Inc.	10,000	658,700
Starbucks Corp.	35,000	2,043,650

		12,993,425

Consumer Staples (11.2%)
Church & Dwight Co., Inc.	30,000	1,496,100
Colgate-Palmolive Co.	10,000	731,900
Costco Wholesale Corp.	15,000	2,515,350
CVS Health Corp.	5,000	392,500
Diageo PLC, Sponsored ADR	5,000	577,900
McCormick & Co., Inc.	7,000	682,850
PepsiCo, Inc.	12,500	1,398,250
Procter & Gamble Co.	12,500	1,123,125
Reckitt Benckiser Group PLC, Sponsored ADR	75,000	1,395,375
Sysco Corp.	25,000	1,298,000
The Hershey Co.	20,000	2,185,000

		13,796,350

Energy (4.1%)
Chevron Corp.	7,500	805,275
ConocoPhillips	15,000	748,050
Exxon Mobil Corp.	30,000	2,460,300
Schlumberger Ltd.	12,500	976,250

		4,989,875

Financials (19.3%)
American Express Co.	25,000	1,977,750
BB&T Corp.	32,500	1,452,750
Berkshire Hathaway, Inc., Class B (a)	17,500	2,916,900
Chubb Ltd.	16,000	2,180,000
Cincinnati Financial Corp.	30,000	2,168,100
Commerce Bancshares, Inc.	9,115	511,898
JPMorgan Chase & Co.	35,000	3,074,400
M&T Bank Corp.	5,000	773,650
Northern Trust Corp.	12,500	1,082,250
PNC Financial Services Group, Inc.	20,000	2,404,800
State Street Corp.	20,000	1,592,200
T. Rowe Price Group, Inc.	17,500	1,192,625
U.S. Bancorp	45,000	2,317,500

		23,644,823

Health Care (14.6%)
Becton, Dickinson & Co.	16,000	2,935,040
C.R. Bard, Inc.	12,000	2,982,480
DENTSPLY SIRONA, Inc.	25,000	1,561,000
Edwards Lifesciences Corp. (a)	7,500	705,525
Johnson & Johnson, Inc.	22,500	2,802,375
Medtronic PLC	5,000	402,800
Merck & Co., Inc.	25,000	1,588,500
Mettler-Toledo International, Inc. (a)	1,500	718,365
Stryker Corp.	12,000	1,579,800
UnitedHealth Group, Inc.	12,500	2,050,125
Varian Medical Systems, Inc. (a)	7,500	683,475

		18,009,485

Industrials (12.6%)
3M Co.	12,500	2,391,625
Deere & Co.	5,000	544,300
Donaldson Co., Inc.	10,000	455,200
Hubbell, Inc.	12,500	1,500,625
Illinois Tool Works, Inc.	15,000	1,987,050
Rockwell Collins, Inc.	15,000	1,457,400
Union Pacific Corp.	22,500	2,383,200
United Parcel Service, Inc., Class B	20,000	2,146,000
W.W. Grainger, Inc.	11,500	2,676,740

		15,542,140

Information Technology (20.0%)
Accenture PLC, Class A	25,000	2,997,000
Alphabet, Inc., Class A (a)	750	635,850
Alphabet, Inc., Class C (a)	4,000	3,318,240
Apple, Inc.	32,500	4,668,950
Automatic Data Processing, Inc.	20,000	2,047,800
Cisco Systems, Inc.	50,000	1,690,000
Dell Technologies, Inc., Class V (a)	1,114	71,385
Microsoft Corp.	55,000	3,622,300
Oracle Corp.	50,000	2,230,500
Versum Materials, Inc. (a)	3,500	107,100
Visa, Inc., Class A	35,000	3,110,451

		24,499,576

Materials (3.3%)
Air Products & Chemicals, Inc.	7,000	947,030
AptarGroup, Inc.	10,000	769,900
PPG Industries, Inc.	22,500	2,364,300

		4,081,230

Telecommunication Services (1.0%)
Verizon Communications, Inc.	25,000	1,218,750

		1,218,750

Utilities (2.1%)
Consolidated Edison, Inc.	15,000	1,164,900
Eversource Energy	25,000	1,469,500

		2,634,400

TOTAL COMMON STOCKS (Cost $66,256,565)		121,410,054

INVESTMENT COMPANIES (1.2%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, Capital Shares, 0.61%(b)	1,537,349	1,537,349

TOTAL INVESTMENT COMPANIES (Cost $1,537,349)		1,537,349

Total Investments (Cost $67,793,914) — 100.0%(c)		122,947,403
Other assets in excess of liabilities — 0.0%		41,928

NET ASSETS — 100.0%		$122,989,331

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2017.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Midcap Fund
March 31, 2017 (Unaudited)

COMMON STOCKS (98.5%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.4%)
Advance Auto Parts, Inc.	4,250	630,105
Autoliv, Inc.	4,250	434,605
Dollar General Corp.	8,225	573,529
Hasbro, Inc.	6,175	616,389
Hyatt Hotels Corp., Class A (a)	10,100	545,198
LKQ Corp. (a)	14,000	409,780
Omnicom Group, Inc.	11,500	991,415
O’Reilly Automotive, Inc. (a)	1,775	478,966
Polaris Industries, Inc.	5,175	433,665
Ross Stores, Inc.	13,000	856,310
Sally Beauty Holdings, Inc. (a)	22,500	459,900
Service Corp. International	21,725	670,868
Williams Sonoma, Inc.	11,750	630,035

		7,730,765

Consumer Staples (6.4%)
Brown-Forman Corp., Class B	13,400	618,812
Church & Dwight Co., Inc.	18,950	945,037
McCormick & Co., Inc.	3,675	358,496
Mead Johnson Nutrition Co.	6,925	616,878
The Hershey Co.	5,050	551,713
Whole Foods Market, Inc.	12,000	356,640

		3,447,576

Energy (4.3%)
Cabot Oil & Gas Corp.	19,200	459,072
Dril-Quip, Inc. (a)	10,000	545,500
Helmerich & Payne, Inc.	6,725	447,683
Oceaneering International, Inc.	13,600	368,288
Technipfmc PLC (a)	15,475	502,938

		2,323,481

Financials (14.4%)
American Financial Group, Inc.	6,575	627,387
Brown & Brown, Inc.	14,500	604,940
Commerce Bancshares, Inc.	11,284	633,709
Discover Financial Services	7,525	514,635
East West Bancorp, Inc.	9,350	482,554
Eaton Vance Corp.	11,550	519,288
FactSet Research Systems, Inc.	4,000	659,640
Moody’s Corp.	4,250	476,170
Northern Trust Corp.	11,000	952,380
SEI Investments Co.	7,300	368,212
Signature Bank (a)	5,050	749,369
T. Rowe Price Group, Inc.	7,500	511,125
W. R. Berkley Corp.	8,370	591,173

		7,690,582

Health Care (12.1%)
C.R. Bard, Inc.	3,675	913,384
DENTSPLY SIRONA, Inc.	7,125	444,885
Laboratory Corp. of America Holdings (a)	4,000	573,880
MEDNAX, Inc. (a)	5,375	372,918
Mettler-Toledo International, Inc. (a)	1,800	862,038
ResMed, Inc.	5,400	388,638
STERIS PLC	8,475	588,674
The Cooper Companies, Inc.	3,450	689,620
Varian Medical Systems, Inc. (a)	3,800	346,294
Waters Corp. (a)	4,000	625,240
Zimmer Biomet Holdings, Inc.	5,500	671,605

		6,477,176

Industrials (14.7%)
AMETEK, Inc.	12,100	654,368
C.H. Robinson Worldwide, Inc.	4,600	355,534
Donaldson Co., Inc.	11,775	535,998
Expeditors International of Washington, Inc.	7,125	402,491
Hubbell, Inc.	6,000	720,300
IDEX Corp.	4,050	378,716
Kansas City Southern	5,500	471,680
Lincoln Electric Holdings, Inc.	7,000	608,020
Nordson Corp.	6,000	737,039
Rockwell Collins, Inc.	8,950	869,582
Sensata Technologies Holding NV (a)	12,000	524,040
W.W. Grainger, Inc.	3,500	814,660
Wabtec Corp.	9,250	721,500

		7,793,928

Information Technology (14.2%)
Amdocs Ltd.	11,500	701,385
Amphenol Corp., Class A	9,500	676,115
Aspen Technology, Inc. (a)	7,170	422,456
Check Point Software Technologies Ltd. (a)	6,000	615,960
Citrix Systems, Inc. (a)	6,500	542,035
DST Systems, Inc.	2,975	364,438
F5 Networks, Inc. (a)	5,400	769,878
Fiserv, Inc. (a)	3,300	380,523
IPG Photonics Corp. (a)	5,775	697,043
Juniper Networks, Inc.	20,825	579,560
Paychex, Inc.	9,650	568,385
TE Connectivity Ltd.	11,425	851,733
The Western Union Co.	22,000	447,700

		7,617,211

Materials (6.0%)
AptarGroup, Inc.	10,500	808,395
Avery Dennison Corp.	10,525	848,315
Ball Corp.	7,250	538,385
International Flavors & Fragrances, Inc.	7,625	1,010,541

		3,205,636

Real Estate (5.4%)
Digital Realty Trust, Inc.	5,500	585,145
Host Hotels & Resorts, Inc.	31,375	585,457
Jones Lang LaSalle, Inc.	5,375	599,044
Lamar Advertising Co., Class A	7,525	562,419
Realty Income Corp.	9,375	558,094

		2,890,159

Utilities (6.6%)
American Water Works Co., Inc.	5,950	462,732
Consolidated Edison, Inc.	7,000	543,620
Edison International	9,200	732,412
Eversource Energy	13,866	815,043
ONE Gas, Inc.	8,000	540,800
WEC Energy Group, Inc.	7,500	454,725

		3,549,332

TOTAL COMMON STOCKS (Cost $33,263,159)		52,725,846

INVESTMENT COMPANIES (1.4%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, Capital Shares, 0.61%(b)	770,662	770,662

TOTAL INVESTMENT COMPANIES (Cost $770,662)		770,662

Total Investments (Cost $34,033,821) — 99.9%(c)		53,496,508

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Midcap Fund
March 31, 2017 (Unaudited)

INVESTMENT COMPANIES, CONTINUED
Security Description	Shares	Fair Value ($)

Other assets in excess of liabilities — 0.1%		69,129

NET ASSETS — 100.0%		$53,565,637

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2017.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
March 31, 2017 (Unaudited)

COMMON STOCKS (98.6%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.1%)
Big Lots, Inc.	1,700	82,756
Brinker International, Inc.	1,500	65,940
Cheesecake Factory, Inc.	1,300	82,368
Choice Hotels International, Inc.	1,400	87,640
Dorman Products, Inc. (a)	1,200	98,556
Gentherm, Inc. (a)	900	35,325
Ilg, Inc.	2,300	48,208
Nordstrom, Inc.	1,400	65,198
Polaris Industries, Inc.	500	41,900
Sally Beauty Holdings, Inc. (a)	1,900	38,836
Service Corp. International	3,200	98,816
Tenneco, Inc.	850	53,057
Texas Roadhouse, Inc.	1,400	62,342
Tiffany & Co.	700	66,710
Tupperware Brands Corp.	400	25,088
Williams Sonoma, Inc.	1,150	61,663

		1,014,403

Consumer Staples (3.1%)
Flowers Foods, Inc.	3,225	62,597
Sanderson Farms, Inc.	550	57,112
The Boston Beer Co., Inc., Class A (a)	250	36,163
Whole Foods Market, Inc.	2,231	66,305

		222,177

Energy (4.2%)
Dril-Quip, Inc. (a)	650	35,458
Forum Energy Technologies, Inc. (a)	2,925	60,548
Helmerich & Payne, Inc.	1,075	71,562
Oceaneering International, Inc.	1,400	37,912
Technipfmc PLC (a)	2,050	66,625
Tesoro Corp.	400	32,424

		304,529

Financials (17.6%)
American Financial Group, Inc.	850	81,107
Artisan Partners Asset Management, Inc., Class A	1,000	27,600
Bank of Hawaii Corp.	1,200	98,832
Brown & Brown, Inc.	1,700	70,924
Cohen & Steers, Inc.	1,600	63,952
Commerce Bancshares, Inc.	1,400	78,624
CVB Financial Corp.	2,600	57,434
East West Bancorp, Inc.	2,200	113,541
Eaton Vance Corp.	2,225	100,035
Everest Re Group Ltd.	300	70,143
FactSet Research Systems, Inc.	350	57,719
SEI Investments Co.	1,100	55,484
Signature Bank (a)	650	96,454
SVB Financial Group (a)	500	93,045
Texas Capital Bancshares, Inc. (a)	675	56,329
UMB Financial Corp.	1,075	80,958
W. R. Berkley Corp.	825	58,270

		1,260,451

Health Care (11.7%)
Chemed Corp.	550	100,480
Masimo Corp. (a)	750	69,945
MEDNAX, Inc. (a)	900	62,442
Mettler-Toledo International, Inc. (a)	200	95,782
Owens & Minor, Inc.	1,550	53,630
PAREXEL International Corp. (a)	900	56,799
ResMed, Inc.	1,100	79,167
STERIS PLC	775	53,832
The Cooper Companies, Inc.	425	84,952
Varian Medical Systems, Inc. (a)	775	70,626
Waters Corp. (a)	700	109,417

		837,072

Industrials (16.3%)
Applied Industrial Technologies, Inc.	1,050	64,943
C.H. Robinson Worldwide, Inc.	900	69,561
Donaldson Co., Inc.	1,900	86,488
Expeditors International of Washington, Inc.	1,300	73,437
Franklin Electric Co., Inc.	1,000	43,050
Hub Group, Inc., Class A (a)	900	41,760
Hubbell, Inc.	700	84,035
IDEX Corp.	575	53,768
Kansas City Southern	600	51,456
Lincoln Electric Holdings, Inc.	850	73,831
Nordson Corp.	850	104,413
Rockwell Collins, Inc.	725	70,441
Sensata Technologies Holding NV (a)	1,500	65,505
The Toro Co.	1,400	87,444
UniFirst Corp.	475	67,189
Valmont Industries, Inc.	350	54,425
Wabtec Corp.	1,050	81,900

		1,173,646

Information Technology (14.8%)
Akamai Technologies, Inc. (a)	1,125	67,163
Amdocs Ltd.	1,500	91,485
Aspen Technology, Inc. (a)	1,600	94,272
DST Systems, Inc.	800	97,999
F5 Networks, Inc. (a)	700	99,798
InterDigital, Inc.	700	60,410
IPG Photonics Corp. (a)	1,125	135,788
Juniper Networks, Inc.	2,650	73,750
NetApp, Inc.	850	35,573
NETGEAR, Inc. (a)	1,500	74,325
Plantronics, Inc.	1,075	58,168
Tech Data Corp. (a)	550	51,645
Teradata Corp. (a)	2,050	63,796
The Western Union Co.	2,925	59,524

		1,063,696

Materials (5.8%)
AptarGroup, Inc.	950	73,140
Avery Dennison Corp.	900	72,540
Calgon Carbon Corp.	3,175	46,355
International Flavors & Fragrances, Inc.	750	99,398
Minerals Technologies, Inc.	700	53,620
Silgan Holdings, Inc.	1,200	71,232

		416,285

Real Estate (7.9%)
CoreSite Realty Corp.	1,100	99,054
DuPont Fabros Technology, Inc.	1,175	58,268
Jones Lang LaSalle, Inc.	700	78,015
Lamar Advertising Co., Class A	925	69,135
LaSalle Hotel Properties	2,350	68,033
National Health Investors, Inc.	750	54,473
Ryman Hospitality Properties, Inc.	1,025	63,376
Tanger Factory Outlet Centers, Inc.	2,300	75,371

		565,725

Utilities (3.1%)
American States Water Co.	1,100	48,730
New Jersey Resources Corp.	1,800	71,280

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
March 31, 2017 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Utilities, continued
ONE Gas, Inc.	1,500	101,400

		221,410

TOTAL COMMON STOCKS (Cost $5,482,855)		7,079,394

INVESTMENT COMPANIES (1.3%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, Capital Shares, 0.61%(b)	96,109	96,109

TOTAL INVESTMENT COMPANIES (Cost $96,109)		96,109

Total Investments (Cost $5,578,964) — 99.9%(c)		7,175,503
Other assets in excess of liabilities — 0.1%		7,210

NET ASSETS — 100.0%		$7,182,713

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2017.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
March 31, 2017 (Unaudited)

COMMON STOCKS (98.4%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.3%)
Big Lots, Inc.	88,000	4,283,840
Brinker International, Inc.	66,000	2,901,360
Cheesecake Factory, Inc.	67,000	4,245,120
Choice Hotels International, Inc.	92,000	5,759,200
Dorman Products, Inc. (a)	70,000	5,749,100
Gentherm, Inc. (a)	58,000	2,276,500
Ilg, Inc.	163,000	3,416,480
Sally Beauty Holdings, Inc. (a)	142,000	2,902,480
Tenneco, Inc.	55,000	3,433,100
Texas Roadhouse, Inc.	66,000	2,938,980
The Cato Corp., Class A	97,000	2,130,120
Tupperware Brands Corp.	27,000	1,693,440
Williams Sonoma, Inc.	76,000	4,075,120

		45,804,840

Consumer Staples (2.9%)
Flowers Foods, Inc.	158,000	3,066,780
Sanderson Farms, Inc.	24,000	2,492,160
The Boston Beer Co., Inc., Class A (a)	15,000	2,169,750
United Natural Foods, Inc. (a)	54,000	2,334,420

		10,063,110

Energy (2.5%)
Dril-Quip, Inc. (a)	34,000	1,854,700
Forum Energy Technologies, Inc. (a)	156,000	3,229,200
Natural Gas Services Group, Inc. (a)	68,000	1,771,400
Oceaneering International, Inc.	67,000	1,814,360

		8,669,660

Financials (17.2%)
1st Source Corp.	36,000	1,690,200
Artisan Partners Asset Management, Inc., Class A	82,000	2,263,200
Bank of Hawaii Corp.	75,000	6,177,000
Cohen & Steers, Inc.	91,000	3,637,270
Commerce Bancshares, Inc.	78,000	4,380,480
CVB Financial Corp.	128,000	2,827,520
Eagle Bancorp, Inc. (a)	40,000	2,388,000
Eaton Vance Corp.	117,000	5,260,320
Horace Mann Educators Corp.	53,000	2,175,650
Independent Bank Corp.	57,000	3,705,000
Infinity Property & Casualty Corp.	34,000	3,247,000
Lakeland Financial Corp.	56,450	2,434,124
Morningstar, Inc.	33,000	2,593,800
Texas Capital Bancshares, Inc. (a)	38,000	3,171,100
Tompkins Financial Corp.	24,000	1,933,200
Trustmark Corp.	70,000	2,225,300
UMB Financial Corp.	59,000	4,443,290
Washington Federal, Inc.	97,000	3,210,700
Washington Trust BanCorp, Inc.	35,000	1,725,500

		59,488,654

Health Care (14.5%)
Air Methods Corp. (a)	66,000	2,838,000
Anika Therapeutics, Inc. (a)	63,000	2,736,720
Atrion Corp.	4,000	1,872,800
Bio-Techne Corp.	22,000	2,236,300
Bruker Corp.	189,000	4,409,370
Chemed Corp.	32,000	5,846,080
CorVel Corp. (a)	33,000	1,435,500
Ensign Group, Inc.	117,000	2,199,600
Globus Medical, Inc., Class A (a)	91,000	2,695,420
Haemonetics Corp. (a)	72,000	2,921,040
Hill-Rom Holdings, Inc.	39,000	2,753,400
Masimo Corp. (a)	54,000	5,036,040
Meridian Bioscience, Inc.	174,000	2,401,200
Owens & Minor, Inc.	121,000	4,186,600
PAREXEL International Corp. (a)	45,000	2,839,950
U.S. Physical Therapy, Inc.	54,000	3,526,200

		49,934,220

Industrials (14.4%)
Applied Industrial Technologies, Inc.	88,000	5,442,800
Chart Industries, Inc. (a)	57,000	1,991,580
Donaldson Co., Inc.	69,000	3,140,880
Franklin Electric Co., Inc.	100,000	4,305,000
Genesee & Wyoming, Inc., Class A (a)	19,000	1,289,340
Herman Miller, Inc.	73,000	2,303,150
Hub Group, Inc., Class A (a)	88,000	4,083,200
Landstar System, Inc.	44,000	3,768,600
Lincoln Electric Holdings, Inc.	37,000	3,213,820
Nordson Corp.	23,000	2,825,320
Tennant Co.	64,000	4,649,600
The Toro Co.	63,000	3,934,980
UniFirst Corp.	35,000	4,950,750
Valmont Industries, Inc.	24,000	3,732,000

		49,631,020

Information Technology (17.5%)
Aspen Technology, Inc. (a)	91,000	5,361,720
Coherent, Inc. (a)	28,000	5,757,920
DHI Group, Inc. (a)	288,000	1,137,600
DST Systems, Inc.	49,000	6,002,500
ExlService Holdings, Inc. (a)	58,000	2,746,880
InterDigital, Inc.	54,000	4,660,200
IPG Photonics Corp. (a)	47,000	5,672,900
NETGEAR, Inc. (a)	68,000	3,369,400
NIC, Inc.	161,000	3,252,200
Plantronics, Inc.	85,000	4,599,350
Power Integrations, Inc.	55,000	3,616,250
Syntel, Inc.	92,000	1,548,360
Tech Data Corp. (a)	37,000	3,474,300
Teradata Corp. (a)	122,000	3,796,640
Ubiquiti Networks, Inc. (a)	56,000	2,814,560
WEX, Inc. (a)	24,000	2,484,000

		60,294,780

Materials (6.2%)
AptarGroup, Inc.	57,000	4,388,430
Bemis Co., Inc.	89,000	4,348,540
Calgon Carbon Corp.	128,000	1,868,800
Minerals Technologies, Inc.	65,000	4,979,000
Quaker Chemical Corp.	18,000	2,369,880
Silgan Holdings, Inc.	57,000	3,383,520

		21,338,170

Real Estate (6.5%)
CoreSite Realty Corp.	55,000	4,952,750
DuPont Fabros Technology, Inc.	82,000	4,066,380
LaSalle Hotel Properties	114,000	3,300,300
National Health Investors, Inc.	36,000	2,614,680
Ryman Hospitality Properties, Inc.	56,000	3,462,480
Tanger Factory Outlet Centers, Inc.	122,000	3,997,940

		22,394,530

Utilities (3.4%)
American States Water Co.	47,000	2,082,100
New Jersey Resources Corp.	89,000	3,524,400

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
March 31, 2017 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Utilities, continued
ONE Gas, Inc.	93,000	6,286,800

		11,893,300

TOTAL COMMON STOCKS (Cost $256,985,344)		339,512,284

INVESTMENT COMPANIES (1.5%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, Capital Shares, 0.61%(b)	5,078,927	5,078,927

TOTAL INVESTMENT COMPANIES (Cost $5,078,927)		5,078,927

Total Investments (Cost $262,064,271) — 99.9%(c)		344,591,211
Other assets in excess of liabilities — 0.1%		441,387

NET ASSETS — 100.0%		$345,032,598

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2017.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Asset Management Fund
March 31, 2017 (Unaudited)

COMMON STOCKS (71.1%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (8.9%)
Advance Auto Parts, Inc.	3,200	474,432
Autoliv, Inc.	4,000	409,040
AutoZone, Inc. (a)	600	433,830
Charter Communications, Inc., Class A (a)	2,445	800,297
Comcast Corp., Class A	28,500	1,071,315
Dollar General Corp.	9,600	669,408
McDonald’s Corp.	5,000	648,050
NIKE, Inc., Class B	19,600	1,092,308
Omnicom Group, Inc.	15,000	1,293,150
Ross Stores, Inc.	21,000	1,383,270
Starbucks Corp.	16,100	940,079
The Home Depot, Inc.	2,000	293,660

		9,508,839

Consumer Staples (8.3%)
Church & Dwight Co., Inc.	12,000	598,440
Colgate-Palmolive Co.	15,000	1,097,850
Costco Wholesale Corp.	9,200	1,542,748
CVS Health Corp.	9,000	706,500
General Mills, Inc.	15,500	914,655
PepsiCo, Inc.	12,500	1,398,250
Procter & Gamble Co.	10,000	898,500
Reckitt Benckiser Group PLC, Sponsored ADR	52,000	967,460
The Hershey Co.	6,000	655,500

		8,779,903

Energy (2.5%)
Apache Corp.	11,500	590,985
ConocoPhillips	23,000	1,147,010
Dril-Quip, Inc. (a)	10,000	545,500
Oceaneering International, Inc.	13,000	352,040

		2,635,535

Financials (12.4%)
American Express Co.	10,000	791,100
BB&T Corp.	8,500	379,950
Chubb Ltd.	6,500	885,625
Cincinnati Financial Corp.	16,500	1,192,455
Comerica, Inc.	9,000	617,220
Commerce Bancshares, Inc.	12,600	707,616
Discover Financial Services	13,000	889,070
JPMorgan Chase & Co.	15,000	1,317,600
Northern Trust Corp.	11,000	952,380
PNC Financial Services Group, Inc.	10,000	1,202,400
State Street Corp.	10,500	835,905
SunTrust Banks, Inc.	18,000	995,400
T. Rowe Price Group, Inc.	12,000	817,800
U.S. Bancorp	31,500	1,622,250

		13,206,771

Health Care (10.6%)
Becton, Dickinson & Co.	8,400	1,540,896
C.R. Bard, Inc.	5,500	1,366,970
Johnson & Johnson, Inc.	16,000	1,992,800
Medtronic PLC	12,500	1,007,000
Merck & Co., Inc.	15,600	991,224
Mettler-Toledo International, Inc. (a)	1,800	862,038
Stryker Corp.	9,500	1,250,675
UnitedHealth Group, Inc.	8,000	1,312,080
Waters Corp. (a)	6,000	937,860

		11,261,543

Industrials (9.8%)
3M Co.	8,000	1,530,640
Deere & Co.	8,000	870,880
Donaldson Co., Inc.	12,000	546,240
Emerson Electric Co.	15,100	903,886
Hubbell, Inc.	8,000	960,400
Illinois Tool Works, Inc.	10,000	1,324,700
Lincoln Electric Holdings, Inc.	9,000	781,740
Union Pacific Corp.	11,000	1,165,120
United Parcel Service, Inc., Class B	10,000	1,073,000
W.W. Grainger, Inc.	5,300	1,233,628

		10,390,234

Information Technology (14.2%)
Accenture PLC, Class A	11,000	1,318,680
Alphabet, Inc., Class A (a)	900	763,020
Alphabet, Inc., Class C (a)	1,900	1,576,164
Apple, Inc.	20,500	2,945,030
Automatic Data Processing, Inc.	13,800	1,412,981
Cisco Systems, Inc.	36,000	1,216,800
Cognizant Technology Solutions Corp., Class A (a)	10,000	595,200
Dell Technologies, Inc., Class V (a)	1,671	107,078
Microsoft Corp.	34,000	2,239,240
Oracle Corp.	32,000	1,427,520
QUALCOMM, Inc.	3,000	172,020
Visa, Inc., Class A	14,000	1,244,180

		15,017,913

Materials (2.4%)
AptarGroup, Inc.	11,000	846,890
PPG Industries, Inc.	8,000	840,640
Praxair, Inc.	7,000	830,200

		2,517,730

Telecommunication Services (0.6%)
Verizon Communications, Inc.	12,500	609,375

		609,375

Utilities (1.4%)
Consolidated Edison, Inc.	10,000	776,600
Eversource Energy	13,000	764,140

		1,540,740

TOTAL COMMON STOCKS (Cost $46,072,296)		75,468,583

CERTIFICATE OF DEPOSIT (0.1%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Certificate of Deposit (0.1%)
Self Help Federal Credit Union, 1.30%, 6/21/19 (b)	100,000	99,118

TOTAL CERTIFICATE OF DEPOSIT (Cost $100,000)		99,118

CORPORATE BONDS (3.9%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Consumer Discretionary (0.3%)
Leggett & Platt, Inc., 4.40%, 7/1/18	200,000	205,168
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	100,000	95,931

		301,099

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Asset Management Fund
March 31, 2017 (Unaudited)

CORPORATE BONDS, CONTINUED
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Consumer Staples (0.1%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	156,953

Financials (1.4%)
American Express Co., 2.65%, 12/2/22	287,000	284,676
American Express Co., 7.00%, 3/19/18	250,000	262,582
Calvert Social Investment Foundation, Series NOTZ, 1.00%, 10/2/17 (b)	75,000	75,000
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	250,054
KFW, 1.88%, 11/30/20	250,000	249,525
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	283,179
North American Development Bank, 4.38%, 2/11/20	100,000	106,158

		1,511,174

Health Care (0.5%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	95,635
Becton, Dickinson & Co., 3.13%, 11/8/21	250,000	255,263
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	159,222

		510,120

Industrials (0.3%)
Emerson Electric Co., 2.63%, 2/15/23, Callable 11/15/22 @ 100	200,000	199,938
Hubbell, Inc., 3.63%, 11/15/22	75,000	78,167

		278,105

Information Technology (1.2%)
Apple, Inc., 2.85%, 5/6/21	350,000	358,517
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	151,539
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	308,273
Oracle Corp., 5.75%, 4/15/18	200,000	208,823
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	276,256

		1,303,408

Telecommunication Services (0.1%)
AT&T, Inc., 5.50%, 2/1/18	100,000	103,128

TOTAL CORPORATE BONDS (Cost $4,081,695)		4,163,987

MUNICIPAL BONDS (0.4%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

New York (0.2%):
New York State Environmental Facilities Corporation, Series C, 1.89%, 7/15/22	190,000	185,415

Wisconsin (0.2%):
Wisconsin State, “GO”, Build America Bonds, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	271,908

TOTAL MUNICIPAL BONDS (Cost $441,089)		457,323

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (21.5%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Federal Farm Credit Bank
2.60%, 10/6/22	250,000	254,453
2.75%, 7/16/27	250,000	244,991
2.85%, 3/2/28	750,000	741,872
5.38%, 11/10/20	250,000	279,252

		1,520,568

Federal Home Loan Bank
1.88%, 11/29/21	1,000,000	996,981
2.13%, 3/10/23	1,000,000	997,471
2.50%, 3/11/22	200,000	204,302
2.88%, 6/14/24	1,000,000	1,033,895
2.88%, 9/13/24	1,000,000	1,028,248
3.25%, 6/9/23	850,000	898,381
5.25%, 12/11/20	200,000	224,793
5.25%, 8/15/22	1,000,000	1,151,098
5.50%, 7/15/36	700,000	929,156

		7,464,325

Federal Home Loan Mortgage Corporation
2.38%, 1/13/22	5,750,000	5,857,915

Federal National Mortgage Association
1.38%, 2/26/21	500,000	491,475
1.50%, 6/22/20	350,000	348,632
1.75%, 11/26/19	250,000	251,716
2.13%, 4/24/26	1,250,000	1,195,948
2.63%, 9/6/24	2,250,000	2,286,674

		4,574,445

Government National Mortgage Association
4.00%, 9/15/40	53,126	56,281
4.00%, 9/15/41	224,963	238,293
6.50%, 5/15/32	17,153	19,470

		314,044

Housing & Urban Development
2.70%, 8/1/22	491,000	496,065

U.S. Treasury Inflation Index Note
0.63%, 7/15/21	269,313	279,583
1.25%, 7/15/20	834,975	884,060

		1,163,643

U.S. Treasury Note
1.88%, 1/31/22	1,500,000	1,496,924

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $22,716,575)		22,887,929

INVESTMENT COMPANIES (2.8%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, Capital Shares, 0.61%(c)	3,005,360	3,005,360

TOTAL INVESTMENT COMPANIES (Cost $3,005,360)		3,005,360

Total Investments (Cost $76,417,015) — 99.8%(d)		106,082,300
Other assets in excess of liabilities — 0.2%		227,165

NET ASSETS — 100.0%		$106,309,465

(a)	Non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.16% of the Fund’s net assets.
(c)	Rate disclosed is the seven day yield as of March 31, 2017.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
GO	General Obligation

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Equity Fund
March 31, 2017 (Unaudited)

COMMON STOCKS (98.7%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (12.9%)
Advance Auto Parts, Inc.	9,400	1,393,644
Autoliv, Inc.	6,000	613,560
AutoZone, Inc. (a)	1,100	795,355
Charter Communications, Inc., Class A (a)	5,379	1,760,654
Comcast Corp., Class A	70,000	2,631,300
Dollar General Corp.	22,000	1,534,060
McDonald’s Corp.	13,000	1,684,930
NIKE, Inc., Class B	45,000	2,507,850
Omnicom Group, Inc.	40,000	3,448,400
Priceline Group, Inc. (a)	1,100	1,957,967
Ross Stores, Inc.	43,000	2,832,410
Starbucks Corp.	40,000	2,335,600
The TJX Cos., Inc.	3,000	237,240

		23,732,970

Consumer Staples (10.8%)
Church & Dwight Co., Inc.	32,000	1,595,840
Colgate-Palmolive Co.	36,000	2,634,840
Costco Wholesale Corp.	19,000	3,186,110
CVS Health Corp.	25,000	1,962,500
General Mills, Inc.	35,000	2,065,350
PepsiCo, Inc.	26,000	2,908,360
Procter & Gamble Co.	18,000	1,617,300
Reckitt Benckiser Group PLC, Sponsored ADR	120,000	2,232,600
The Hershey Co.	16,000	1,748,000

		19,950,900

Energy (3.4%)
Apache Corp.	32,000	1,644,480
ConocoPhillips	56,000	2,792,720
Dril-Quip, Inc. (a)	22,000	1,200,100
Oceaneering International, Inc.	23,000	622,840

		6,260,140

Financials (17.3%)
American Express Co.	25,000	1,977,750
BB&T Corp.	17,000	759,900
Chubb Ltd.	17,000	2,316,250
Cincinnati Financial Corp.	33,000	2,384,910
Comerica, Inc.	23,000	1,577,340
Discover Financial Services	33,000	2,256,870
JPMorgan Chase & Co.	45,000	3,952,800
Northern Trust Corp.	23,000	1,991,340
PNC Financial Services Group, Inc.	28,500	3,426,840
State Street Corp.	28,000	2,229,080
SunTrust Banks, Inc.	50,000	2,765,000
T. Rowe Price Group, Inc.	28,000	1,908,200
U.S. Bancorp	81,500	4,197,250
Wells Fargo & Co.	1,000	55,660

		31,799,190

Health Care (14.6%)
Becton, Dickinson & Co.	17,000	3,118,480
C.R. Bard, Inc.	14,000	3,479,560
DENTSPLY SIRONA, Inc.	20,000	1,248,800
Express Scripts Holding Co. (a)	1,000	65,910
Johnson & Johnson, Inc.	35,000	4,359,250
Medtronic PLC	29,000	2,336,240
Merck & Co., Inc.	38,000	2,414,520
Mettler-Toledo International, Inc. (a)	4,800	2,298,768
Stryker Corp.	17,000	2,238,050
UnitedHealth Group, Inc.	20,000	3,280,200
Waters Corp. (a)	13,000	2,032,030

		26,871,808

Industrials (13.4%)
3M Co.	17,500	3,348,275
Deere & Co.	17,000	1,850,620
Donaldson Co., Inc.	25,000	1,138,000
Emerson Electric Co.	40,000	2,394,400
Hubbell, Inc.	21,000	2,521,050
Illinois Tool Works, Inc.	22,000	2,914,340
Lincoln Electric Holdings, Inc.	20,000	1,737,200
Union Pacific Corp.	29,000	3,071,680
United Parcel Service, Inc., Class B	23,000	2,467,900
W.W. Grainger, Inc.	14,000	3,258,640

		24,702,105

Information Technology (20.0%)
Accenture PLC, Class A	28,000	3,356,640
Alphabet, Inc., Class A (a)	2,500	2,119,500
Alphabet, Inc., Class C (a)	4,700	3,898,932
Apple, Inc.	50,000	7,183,000
Automatic Data Processing, Inc.	29,000	2,969,310
Cisco Systems, Inc.	90,000	3,042,000
Cognizant Technology Solutions Corp., Class A (a)	20,000	1,190,400
International Business Machines Corp.	2,000	348,280
Microsoft Corp.	88,000	5,795,680
Oracle Corp.	90,000	4,014,900
Visa, Inc., Class A	32,500	2,888,275

		36,806,917

Materials (3.4%)
AptarGroup, Inc.	26,000	2,001,740
PPG Industries, Inc.	20,000	2,101,600
Praxair, Inc.	17,500	2,075,500

		6,178,840

Telecommunication Services (0.9%)
Verizon Communications, Inc.	33,000	1,608,750

		1,608,750

Utilities (2.0%)
Consolidated Edison, Inc.	25,000	1,941,500
Eversource Energy	30,000	1,763,400

		3,704,900

TOTAL COMMON STOCKS (Cost $108,424,179)		181,616,520

INVESTMENT COMPANIES (1.3%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, Capital Shares, 0.61%(b)	2,409,938	2,409,938

TOTAL INVESTMENT COMPANIES (Cost $2,409,938)		2,409,938

Total Investments (Cost $110,834,117) — 100.0%(c)		184,026,458
Other assets in excess of liabilities — 0.0%		66,100

NET ASSETS — 100.0%		$184,092,558

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2017.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Midcap Fund
March 31, 2017 (Unaudited)

COMMON STOCKS (98.2%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.0%)
Advance Auto Parts, Inc.	3,000	444,780
Autoliv, Inc.	3,750	383,475
Dollar General Corp.	6,500	453,245
Hasbro, Inc.	4,575	456,677
Hyatt Hotels Corp., Class A (a)	7,825	422,394
LKQ Corp. (a)	12,500	365,875
Omnicom Group, Inc.	10,000	862,100
O’Reilly Automotive, Inc. (a)	1,400	377,776
Polaris Industries, Inc.	4,000	335,200
Ross Stores, Inc.	12,950	853,016
Sally Beauty Holdings, Inc. (a)	19,500	398,580
Williams Sonoma, Inc.	8,875	475,877

		5,828,995

Consumer Staples (6.8%)
Church & Dwight Co., Inc.	14,050	700,674
McCormick & Co., Inc.	2,725	265,824
Mead Johnson Nutrition Co.	5,500	489,939
The Clorox Co.	4,500	606,735
The Hershey Co.	3,750	409,688
Whole Foods Market, Inc.	12,000	356,640

		2,829,500

Energy (4.2%)
Cabot Oil & Gas Corp.	14,375	343,706
Dril-Quip, Inc. (a)	7,725	421,399
Helmerich & Payne, Inc.	5,225	347,828
Oceaneering International, Inc.	10,200	276,216
Technipfmc PLC (a)	11,375	369,688

		1,758,837

Financials (14.5%)
American Financial Group, Inc.	4,875	465,172
Brown & Brown, Inc.	11,000	458,920
Commerce Bancshares, Inc.	8,732	490,389
Discover Financial Services	6,325	432,567
East West Bancorp, Inc.	7,800	402,558
Eaton Vance Corp.	9,125	410,260
FactSet Research Systems, Inc.	3,475	573,062
Moody’s Corp.	3,400	380,936
Northern Trust Corp.	9,075	785,714
SEI Investments Co.	5,425	273,637
Signature Bank (a)	3,725	552,753
T. Rowe Price Group, Inc.	5,575	379,936
W. R. Berkley Corp.	6,160	435,081

		6,040,985

Health Care (12.3%)
C.R. Bard, Inc.	3,025	751,833
DENTSPLY SIRONA, Inc.	5,800	362,152
Laboratory Corp. of America Holdings (a)	3,500	502,145
MEDNAX, Inc. (a)	3,925	272,317
Mettler-Toledo International, Inc. (a)	1,350	646,529
ResMed, Inc.	4,425	318,467
STERIS PLC	6,300	437,598
The Cooper Companies, Inc.	2,575	514,717
Varian Medical Systems, Inc. (a)	3,650	332,625
Waters Corp. (a)	2,975	465,022
Zimmer Biomet Holdings, Inc.	4,075	497,598

		5,101,003

Industrials (15.5%)
AMETEK, Inc.	9,500	513,760
C.H. Robinson Worldwide, Inc.	3,500	270,515
Donaldson Co., Inc.	8,875	403,990
Dover Corp.	4,375	351,531
Expeditors International of Washington, Inc.	5,250	296,573
Genesee & Wyoming, Inc., Class A (a)	4,800	325,728
Graco, Inc.	3,500	329,490
Hubbell, Inc.	5,100	612,254
IDEX Corp.	4,775	446,510
Lincoln Electric Holdings, Inc.	6,300	547,218
Nordson Corp.	5,425	666,407
Sensata Technologies Holding NV (a)	9,500	414,865
W.W. Grainger, Inc.	3,000	698,280
Wabtec Corp.	7,175	559,650

		6,436,771

Information Technology (13.9%)
Amdocs Ltd.	9,500	579,404
Aspen Technology, Inc. (a)	6,380	375,910
Check Point Software Technologies Ltd. (a)	5,500	564,629
Citrix Systems, Inc. (a)	5,150	429,459
DST Systems, Inc.	2,775	339,938
F5 Networks, Inc. (a)	4,450	634,437
Fiserv, Inc. (a)	2,650	305,572
IPG Photonics Corp. (a)	4,475	540,133
Juniper Networks, Inc.	15,875	441,801
Paychex, Inc.	9,000	530,100
TE Connectivity Ltd.	9,250	689,587
The Western Union Co.	17,200	350,020

		5,780,990

Materials (5.9%)
AptarGroup, Inc.	7,500	577,425
Avery Dennison Corp.	7,825	630,695
Ball Corp.	5,975	443,704
International Flavors & Fragrances, Inc.	5,925	785,240

		2,437,064

Real Estate (5.5%)
Digital Realty Trust, Inc.	4,425	470,776
Host Hotels & Resorts, Inc.	23,350	435,711
Jones Lang LaSalle, Inc.	4,500	501,525
Lamar Advertising Co., Class A	6,000	448,440
Realty Income Corp.	7,025	418,198

		2,274,650

Utilities (5.6%)
American Water Works Co., Inc.	4,350	338,300
Consolidated Edison, Inc.	7,650	594,099
Eversource Energy	12,333	724,933
ONE Gas, Inc.	9,900	669,240

		2,326,572

TOTAL COMMON STOCKS (Cost $28,889,151)		40,815,367

INVESTMENT COMPANIES (1.8%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, Capital Shares, 0.61%(b)	741,676	741,676

TOTAL INVESTMENT COMPANIES (Cost $741,676)		741,676

Total Investments (Cost $29,630,827) — 100.0%(c)		41,557,043
Liabilities in excess of other assets — 0.0%		(3,483)

NET ASSETS — 100.0%		$41,553,560

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2017.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden SMID Cap Fund
March 31, 2017 (Unaudited)

COMMON STOCKS (98.6%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (12.6%)
Big Lots, Inc.	9,900	481,932
Brinker International, Inc.	8,100	356,076
Cheesecake Factory, Inc.	7,000	443,520
Choice Hotels International, Inc.	7,400	463,239
Dorman Products, Inc. (a)	7,000	574,910
Gentherm, Inc. (a)	4,900	192,325
Ilg, Inc.	12,700	266,192
Nordstrom, Inc.	7,850	365,575
Polaris Industries, Inc.	2,850	238,830
Sally Beauty Holdings, Inc. (a)	10,500	214,620
Tenneco, Inc.	4,800	299,616
Texas Roadhouse, Inc.	7,500	333,975
Tiffany & Co.	3,825	364,523
Tupperware Brands Corp.	2,175	136,416
Williams Sonoma, Inc.	6,400	343,168

		5,074,917

Consumer Staples (2.5%)
Flowers Foods, Inc.	24,800	481,368
Whole Foods Market, Inc.	18,075	537,189

		1,018,557

Energy (3.9%)
Dril-Quip, Inc. (a)	3,725	203,199
Forum Energy Technologies, Inc. (a)	16,800	347,760
Helmerich & Payne, Inc.	6,025	401,084
Oceaneering International, Inc.	7,800	211,224
Technipfmc PLC (a)	12,100	393,250

		1,556,517

Financials (17.6%)
American Financial Group, Inc.	4,750	453,246
Artisan Partners Asset Management, Inc., Class A	5,800	160,080
Bank of Hawaii Corp.	6,400	527,104
Brown & Brown, Inc.	9,500	396,340
Cohen & Steers, Inc.	8,400	335,748
Commerce Bancshares, Inc.	8,000	449,280
CVB Financial Corp.	14,700	324,723
East West Bancorp, Inc.	12,075	623,190
Eaton Vance Corp.	12,600	566,496
Everest Re Group Ltd.	1,825	426,703
FactSet Research Systems, Inc.	2,075	342,188
SEI Investments Co.	6,325	319,033
Signature Bank (a)	3,700	549,043
SVB Financial Group (a)	2,750	511,748
Texas Capital Bancshares, Inc. (a)	3,725	310,851
UMB Financial Corp.	6,200	466,922
W. R. Berkley Corp.	4,475	316,069

		7,078,764

Health Care (12.1%)
Chemed Corp.	3,100	566,339
Masimo Corp. (a)	4,200	391,692
MEDNAX, Inc. (a)	5,300	367,714
Mettler-Toledo International, Inc. (a)	1,200	574,692
Owens & Minor, Inc.	8,700	301,020
PAREXEL International Corp. (a)	5,200	328,172
ResMed, Inc.	6,300	453,411
STERIS PLC	4,300	298,678
The Cooper Companies, Inc.	2,400	479,736
Varian Medical Systems, Inc. (a)	5,300	482,989
Waters Corp. (a)	3,900	609,609

		4,854,052

Industrials (16.3%)
Applied Industrial Technologies, Inc.	7,450	460,783
C.H. Robinson Worldwide, Inc.	4,900	378,721
Donaldson Co., Inc.	11,100	505,271
Expeditors International of Washington, Inc.	9,100	514,059
Franklin Electric Co., Inc.	7,850	337,943
Genesee & Wyoming, Inc., Class A (a)	3,700	251,082
Hub Group, Inc., Class A (a)	4,800	222,720
Hubbell, Inc.	4,200	504,210
IDEX Corp.	3,125	292,219
Lincoln Electric Holdings, Inc.	4,600	399,556
Nordson Corp.	4,725	580,418
Sensata Technologies Holding NV (a)	8,100	353,727
The Toro Co.	7,400	462,204
UniFirst Corp.	3,600	509,220
Valmont Industries, Inc.	2,175	338,213
Wabtec Corp.	5,900	460,200

		6,570,546

Information Technology (15.8%)
Akamai Technologies, Inc. (a)	6,300	376,110
Amdocs Ltd.	8,200	500,118
Aspen Technology, Inc. (a)	8,900	524,388
DST Systems, Inc.	5,400	661,500
F5 Networks, Inc. (a)	4,025	573,844
InterDigital, Inc.	4,200	362,460
IPG Photonics Corp. (a)	6,750	814,725
Juniper Networks, Inc.	14,200	395,186
NetApp, Inc.	9,400	393,390
NETGEAR, Inc. (a)	8,350	413,743
Plantronics, Inc.	6,400	346,304
Tech Data Corp. (a)	3,300	309,870
Teradata Corp. (a)	11,600	360,992
The Western Union Co.	16,600	337,810

		6,370,440

Materials (6.0%)
AptarGroup, Inc.	5,300	408,047
Avery Dennison Corp.	5,000	403,000
Calgon Carbon Corp.	21,900	319,740
International Flavors & Fragrances, Inc.	4,200	556,626
Minerals Technologies, Inc.	4,000	306,400
Silgan Holdings, Inc.	6,800	403,648

		2,397,461

Real Estate (8.7%)
CoreSite Realty Corp.	6,100	549,305
DuPont Fabros Technology, Inc.	8,700	431,433
Jones Lang LaSalle, Inc.	3,925	437,441
Lamar Advertising Co., Class A	5,200	388,648
LaSalle Hotel Properties	17,500	506,625
National Health Investors, Inc.	4,200	305,046
Ryman Hospitality Properties, Inc.	7,300	451,359
Tanger Factory Outlet Centers, Inc.	12,700	416,179

		3,486,036

Utilities (3.1%)
American States Water Co.	6,400	283,520
New Jersey Resources Corp.	10,100	399,960
ONE Gas, Inc.	8,500	574,600

		1,258,080

TOTAL COMMON STOCKS (Cost $31,073,158)		39,665,370

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden SMID Cap Fund
March 31, 2017 (Unaudited)

INVESTMENT COMPANIES (2.2%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, Capital Shares, 0.61%(b)	881,717	881,717

TOTAL INVESTMENT COMPANIES (Cost $881,717)		881,717

Total Investments (Cost $31,954,875) — 100.8%(c)		40,547,087
Liabilities in excess of other assets — (0.8)%		(326,395)

NET ASSETS — 100.0%		$40,220,692

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2017.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Small Cap Fund
March 31, 2017 (Unaudited)

COMMON STOCKS (99.0%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.3%)
Big Lots, Inc.	21,600	1,051,488
Brinker International, Inc.	12,200	536,312
Cheesecake Factory, Inc.	17,700	1,121,472
Choice Hotels International, Inc.	22,700	1,421,020
Dorman Products, Inc. (a)	17,200	1,412,636
Gentherm, Inc. (a)	14,700	576,975
Ilg, Inc.	41,300	865,648
Sally Beauty Holdings, Inc. (a)	34,000	694,960
Tenneco, Inc.	13,700	855,154
Texas Roadhouse, Inc.	17,000	757,010
The Cato Corp., Class A	24,575	539,667
Tupperware Brands Corp.	6,625	415,520
Williams Sonoma, Inc.	17,000	911,540

		11,159,402

Consumer Staples (2.8%)
Flowers Foods, Inc.	39,900	774,459
Tootsie Roll Industries, Inc.	22,051	823,605
United Natural Foods, Inc. (a)	16,975	733,829

		2,331,893

Energy (2.6%)
Dril-Quip, Inc. (a)	9,200	501,860
Forum Energy Technologies, Inc. (a)	39,500	817,650
Natural Gas Services Group, Inc. (a)	14,900	388,145
Oceaneering International, Inc.	17,500	473,900

		2,181,555

Financials (17.4%)
1st Source Corp.	9,300	436,635
Artisan Partners Asset Management, Inc., Class A	21,500	593,400
Bank of Hawaii Corp.	18,100	1,490,716
Cohen & Steers, Inc.	22,100	883,337
Commerce Bancshares, Inc.	19,705	1,106,633
CVB Financial Corp.	31,700	700,253
Eagle Bancorp, Inc. (a)	10,400	620,880
Eaton Vance Corp.	28,800	1,294,848
Horace Mann Educators Corp.	14,500	595,225
Independent Bank Corp.	14,000	910,000
Infinity Property & Casualty Corp.	8,100	773,550
Lakeland Financial Corp.	14,062	606,353
Morningstar, Inc.	8,300	652,380
Texas Capital Bancshares, Inc. (a)	9,100	759,395
Tompkins Financial Corp.	6,100	491,355
Trustmark Corp.	18,300	581,757
UMB Financial Corp.	14,300	1,076,933
Washington Federal, Inc.	20,000	662,000
Washington Trust BanCorp, Inc.	9,000	443,700

		14,679,350

Health Care (14.7%)
Air Methods Corp. (a)	16,500	709,500
Anika Therapeutics, Inc. (a)	16,000	695,040
Atrion Corp.	1,050	491,610
Bio-Techne Corp.	5,650	574,323
Bruker Corp.	40,000	933,200
Chemed Corp.	7,800	1,424,982
CorVel Corp. (a)	8,875	386,063
Ensign Group, Inc.	29,700	558,360
Globus Medical, Inc., Class A (a)	23,100	684,222
Haemonetics Corp. (a)	18,500	750,545
Hill-Rom Holdings, Inc.	9,500	670,700
Masimo Corp. (a)	12,800	1,193,727
Meridian Bioscience, Inc.	44,000	607,200
Owens & Minor, Inc.	29,900	1,034,540
PAREXEL International Corp. (a)	11,500	725,765
U.S. Physical Therapy, Inc.	13,100	855,430

		12,295,207

Industrials (14.6%)
Applied Industrial Technologies, Inc.	21,200	1,311,220
Chart Industries, Inc. (a)	14,800	517,112
Donaldson Co., Inc.	17,100	778,392
Franklin Electric Co., Inc.	23,900	1,028,895
Genesee & Wyoming, Inc., Class A (a)	5,200	352,872
Herman Miller, Inc.	18,800	593,140
Hub Group, Inc., Class A (a)	21,200	983,680
Landstar System, Inc.	10,800	925,020
Lincoln Electric Holdings, Inc.	9,500	825,170
Nordson Corp.	5,800	712,472
Tennant Co.	15,600	1,133,340
The Toro Co.	16,400	1,024,344
UniFirst Corp.	8,250	1,166,963
Valmont Industries, Inc.	5,900	917,450

		12,270,070

Information Technology (17.6%)
Aspen Technology, Inc. (a)	21,800	1,284,456
Coherent, Inc. (a)	6,800	1,398,352
DHI Group, Inc. (a)	73,450	290,128
DST Systems, Inc.	10,750	1,316,875
ExlService Holdings, Inc. (a)	14,300	677,248
InterDigital, Inc.	13,300	1,147,790
IPG Photonics Corp. (a)	11,100	1,339,770
NETGEAR, Inc. (a)	17,000	842,350
NIC, Inc.	51,400	1,038,280
Plantronics, Inc.	20,300	1,098,433
Power Integrations, Inc.	13,200	867,900
Syntel, Inc.	24,000	403,920
Tech Data Corp. (a)	9,500	892,050
Teradata Corp. (a)	29,900	930,488
Ubiquiti Networks, Inc. (a)	14,800	743,848
WEX, Inc. (a)	5,900	610,650

		14,882,538

Materials (5.8%)
AptarGroup, Inc.	9,000	692,910
Bemis Co., Inc.	21,000	1,026,060
Calgon Carbon Corp.	33,500	489,100
Minerals Technologies, Inc.	15,900	1,217,940
Quaker Chemical Corp.	4,850	638,551
Silgan Holdings, Inc.	13,000	771,680

		4,836,241

Real Estate (6.6%)
CoreSite Realty Corp.	13,400	1,206,670
DuPont Fabros Technology, Inc.	19,500	967,005
LaSalle Hotel Properties	28,400	822,180
National Health Investors, Inc.	9,200	668,196
Ryman Hospitality Properties, Inc.	13,700	847,071
Tanger Factory Outlet Centers, Inc.	30,100	986,377

		5,497,499

Utilities (3.6%)
American States Water Co.	11,700	518,310
New Jersey Resources Corp.	22,000	871,200
ONE Gas, Inc.	23,600	1,595,360

		2,984,870

TOTAL COMMON STOCKS (Cost $63,390,438)		83,118,625

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Small Cap Fund
March 31, 2017 (Unaudited)

INVESTMENT COMPANIES (1.0%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, Capital Shares, 0.61%(b)	800,279	800,279

TOTAL INVESTMENT COMPANIES (Cost $800,279)		800,279

Total Investments (Cost $64,190,717) — 100.0%(c)		83,918,904
Liabilities in excess of other assets — 0.0%		(15,245)

NET ASSETS — 100.0%		$83,903,659

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2017.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden International Equity Fund
March 31, 2017 (Unaudited)

COMMON STOCKS (98.7%)
Security Description	Shares	Fair Value ($)

Australia (6.7%)
Australia & New Zealand Banking Group Ltd.	6,955	168,828
Brambles Ltd.	34,113	243,553
Commonwealth Bank of Australia	5,208	341,426
CSL Ltd.	2,102	201,206
Origin Energy Ltd.(a)	32,226	173,305
Telstra Corp. Ltd.	54,506	193,902
Westpac Banking Corp.	6,455	172,513
Woodside Petroleum Ltd.	7,147	175,044

		1,669,777

Belgium (0.9%)
Colruyt SA	4,446	218,324

		218,324

Canada (8.8%)
Bank of Montreal	3,613	269,895
BCE, Inc.	4,642	205,551
Canadian National Railway Co.	2,419	178,573
Great-West Lifeco, Inc.	7,230	200,365
Intact Financial Corp.	2,225	158,262
Metro, Inc.	6,438	197,783
Royal Bank of Canada	5,013	365,278
The Bank of Nova Scotia	5,130	300,153
The Toronto-Dominion Bank	6,598	330,520

		2,206,380

Denmark (1.5%)
Novo Nordisk A/S	4,882	167,664
Novozymes A/S	4,918	194,875

		362,539

Finland (1.0%)
Kone OYJ	5,743	252,257

		252,257

France (8.5%)
Air Liquide SA	1,454	166,000
AXA SA	10,659	275,359
Danone SA	2,466	167,734
Dassault Systemes	2,067	178,762
Essilor International SA	1,441	174,937
Imerys SA	2,108	178,767
Legrand SA	2,819	169,682
L’Oreal SA	1,395	268,286
Publicis Groupe SA	2,918	203,716
Schneider Electric SE	2,282	167,640
Societe BIC SA	1,392	173,407

		2,124,290

Germany (8.9%)
Allianz SE	946	175,416
Beiersdorf AG	2,306	218,194
Deutsche Boerse AG	2,260	207,625
Fresenius SE & Co. KGaA	2,093	168,169
Fuchs Petrolub SE	4,390	213,992
Hannover Rueck SE	1,789	206,130
Henkel AG & Co. KGaA	1,556	173,024
Hugo Boss AG	2,000	145,833
Linde AG	977	162,774
Merck KGaA	1,482	168,863
Muenchener Rueckversicherungs-Gesellschaft AG	855	167,353
SAP AG	2,200	215,818

		2,223,191

Hong Kong (3.1%)
Hang Lung Properties Ltd.	85,400	222,017
Hang Seng Bank Ltd.	9,420	191,103
Hysan Development Co. Ltd.	42,000	190,553
MTR Corp. Ltd.	31,870	179,064

		782,737

Ireland (1.4%)
Experian PLC	8,349	170,302
Kerry Group PLC	2,188	173,132

		343,434

Israel (0.6%)
Nice Systems, Ltd.	2,316	157,385

		157,385

Italy (1.8%)
Luxottica Group SpA	3,949	217,911
Snam SpA	56,087	242,382

		460,293

Japan (19.4%)
Astellas Pharma, Inc.	11,250	148,402
Benesse Holdings, Inc.	5,560	174,071
Canon, Inc.	5,575	174,131
Central Japan Railway Co.	915	149,483
Chugai Pharmaceutical Co. Ltd.	5,300	182,476
Daiwa House Industry Co. Ltd.	7,290	209,581
East Japan Railway Co.	1,825	159,390
Fast Retailing Co. Ltd.	505	158,944
JSR Corp.	10,000	169,231
KDDI Corp.	7,500	197,292
Mitsubishi Estate Co. Ltd.	12,000	218,760
Nippon Telegraph & Telephone Corp.	3,680	157,360
Nitto Denko Corp.	2,200	170,222
Nomura Research Institute Ltd.	5,088	187,602
NTT DOCOMO, Inc.	6,810	159,057
Oracle Corporation Japan	3,000	172,018
Oriental Land Co. Ltd.	3,025	173,923
Secom Co. Ltd.	2,135	153,443
Sumitomo Mitsui Financial Group, Inc.	5,950	216,613
Terumo Corp.	6,800	236,431
The Chiba Bank Ltd.	25,245	162,472
The Hachijuni Bank Ltd.	27,240	153,733
The Shizuoka Bank Ltd.	18,180	148,283
Tokio Marine Holdings, Inc.	3,850	162,747
Tokyo Gas Co. Ltd.	33,000	150,741
Toyota Motor Corp.	2,700	146,577
Yahoo Japan Corp.	38,735	179,625
Yamato Holdings Co. Ltd.	7,675	160,853

		4,833,461

Luxembourg (0.7%)
Tenaris SA	9,761	168,775

		168,775

Netherlands (4.3%)
Akzo Nobel NV	2,953	244,437
Core Laboratories NV	2,044	236,123
Koninklijke Ahold Delhaize NV	10,063	215,025
Koninklijke Vopak NV	3,990	173,757
Wolters Kluwer NV	5,016	208,157

		1,077,499

Norway (0.6%)
Statoil ASA	8,671	149,108

		149,108

Singapore (1.4%)
ComfortDelGro Corp. Ltd.	90,650	165,972
Singapore Exchange Ltd.	31,780	174,974

		340,946

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden International Equity Fund
March 31, 2017 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Spain (3.1%)
Banco Bilbao Vizcaya Argentaria SA	23,189	179,992
Enagas SA	6,312	163,740
Gas Natural SDG SA	8,638	188,928
Inditex SA	6,569	231,316

		763,976

Sweden (2.6%)
Atlas Copco AB	5,128	180,813
Hennes & Mauritz AB	5,898	150,568
Nordea Bank AB	14,579	166,380
Svenska Handelsbanken AB	11,806	161,840

		659,601

Switzerland (8.1%)
ABB Ltd.	7,447	174,344
Cie Financiere Richemont SA	2,623	207,432
Givaudan SA	88	158,532
Nestle SA	5,541	425,388
Novartis AG	2,900	215,401
Roche Holding AG	1,730	442,529
SGS SA	96	204,783
Sonova Holding AG-REG	1,317	182,733

		2,011,142

United Kingdom (15.3%)
Aberdeen Asset Management PLC	49,003	162,584
Admiral Group PLC	7,211	179,646
Burberry Group PLC	8,300	179,090
Compass Group PLC	9,054	170,913
Croda International PLC	4,025	179,753
ITV PLC	75,249	206,537
J Sainsbury PLC	51,734	171,324
Johnson Matthey PLC	4,135	159,510
Marks & Spencer Group PLC	39,034	164,848
National Grid PLC	21,187	268,761
Next PLC	3,965	214,459
Reckitt Benckiser Group PLC	2,198	200,626
RELX PLC	13,106	256,549
Sage Group PLC	27,645	218,344
Schroders PLC	5,151	195,457
Severn Trent PLC	5,954	177,573
Smith & Nephew PLC	10,805	164,488
Smiths Group PLC	9,091	184,685
Unilever PLC	3,942	194,416
WPP PLC	7,068	154,898

		3,804,461

TOTAL COMMON STOCKS (Cost $24,141,537)		24,609,576

INVESTMENT COMPANIES (0.3%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.61%(b)	70,959	70,959

TOTAL INVESTMENT COMPANIES (Cost $70,959)		70,959

Total Investments (Cost $24,212,496) — 99.0%(c)		24,680,535
Other assets in excess of liabilities — 1.0%		261,672

NET ASSETS — 100.0%		$24,942,207

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2017.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The Fund invested, as a percentage of net assets at value, in the following industries as of March 31, 2017:

Industry	Percentage of Total Net Assets

Financials	22.4%
Industrials	14.2%
Consumer Discretionary	11.6%
Consumer Staples	10.5%
Health Care	9.8%
Materials	8.0%
Energy	5.9%
Information Technology	6.0%
Telecommunication Services	3.7%
Real Estate	3.4%
Utilities	3.2%
Investment Companies	0.3%
Other net assets	1.0%

Total	100.0%

See Notes to Schedules of Portfolio Investments

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2017 (Unaudited)

1. Security Valuation:

The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in the opinion of Boston Trust Investment Management, Inc. (the “Adviser”), market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share.

Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2017 in valuing the Funds’ investments based on the three levels defined above:

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2017 (Unaudited)

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities

Asset Management Fund
Common Stocks[1]	$328,171,779	$—	$328,171,779
Corporate Bonds[1]	—	16,688,734	16,688,734
Municipal Bonds[2]	—	5,254,745	5,254,745
U.S. Government & U.S. Government Agency Obligations	—	58,514,205	58,514,205
Investment Companies	14,527,705	—	14,527,705

Total	342,699,484	80,457,684	423,157,168

Equity Fund
Common Stocks[1]	121,410,054	—	121,410,054
Investment Companies	1,537,349	—	1,537,349

Total	122,947,403	—	122,947,403

Midcap Fund
Common Stocks[1]	52,725,846	—	52,725,846
Investment Companies	770,662	—	770,662

Total	53,496,508	—	53,496,508

SMID Cap Fund
Common Stocks[1]	7,079,394	—	7,079,394
Investment Companies	96,109	—	96,109

Total	7,175,503	—	7,175,503

Small Cap Fund
Common Stocks[1]	339,512,284	—	339,512,284
Investment Companies	5,078,927	—	5,078,927

Total	344,591,211	—	344,591,211

Walden Asset Management Fund
Common Stocks[1]	75,468,583	—	75,468,583
Corporate Bonds[1]	—	4,163,987	4,163,987
Municipal Bonds[2]	—	457,323	457,323
U.S. Government & U.S. Government Agency Obligations	—	22,887,929	22,887,929
Investment Companies	3,005,360	—	3,005,360
Certificate of Deposit	—	99,118	99,118

Total	78,473,943	27,608,357	106,082,300

Walden Equity Fund
Common Stocks[1]	181,616,520	—	181,616,520
Investment Companies	2,409,938	—	2,409,938

Total	184,026,458	—	184,026,458

Walden Midcap Fund
Common Stocks[1]	40,815,367	—	40,815,367
Investment Companies	741,676	—	741,676

Total	41,557,043	—	41,557,043

Walden SMID Cap Fund
Common Stocks[1]	39,665,370	—	39,665,370
Investment Companies	881,717	—	881,717

Total	40,547,087	—	40,547,087

Walden Small Cap Fund
Common Stocks[1]	83,118,625	—	83,118,625
Investment Companies	800,279	—	800,279

Total	83,918,904	—	83,918,904

Walden International Equity Fund
Common Stocks[3]
Banks	1,265,846	2,063,183	3,329,029
Diversified Telecommunication Services	205,551	351,262	556,813
Energy Equipment & Services	236,123	168,775	404,898
Food & Staples Retailing	197,783	604,673	802,456
Insurance	358,627	1,166,651	1,525,278
Road & Rail	178,573	653,909	832,482
Other Common Stocks	—	17,158,620	17,158,620
Investment Companies	70,959	—	70,959

Total	2,513,462	22,167,073	24,680,535

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2017 (Unaudited)

1	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
2	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.
3	For detailed Country classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of March 31, 2017, from the valuation input levels used on December 31, 2016. The Funds did not hold any Level 3 securities during the period ended March 31, 2017.

3. Federal Tax Information

At March 31, 2017, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Boston Trust Asset Management Fund	$270,062,778	$154,529,868	$(1,435,478)	$153,094,390
Boston Trust Equity Fund	67,883,904	55,307,993	(244,494)	55,063,499
Boston Trust Midcap Fund	34,033,821	20,352,620	(889,933)	19,462,687
Boston Trust SMID Cap Fund	5,577,248	1,756,135	(157,880)	1,598,255
Boston Trust Small Cap Fund	261,984,463	98,424,295	(15,817,547)	82,606,748
Walden Asset Management Fund	76,442,940	31,125,129	(1,485,769)	29,639,360
Walden Equity Fund	110,811,869	75,455,438	(2,240,849)	73,214,589
Walden Midcap Fund	29,632,141	12,665,627	(740,725)	11,924,902
Walden SMID Cap Fund	31,947,256	9,458,172	(858,341)	8,599,831
Walden Small Cap Fund	64,159,037	23,533,747	(3,773,880)	19,759,867
Walden Intl Equity Fund	24,222,712	1,229,224	(771,401)	457,823

4. Subsequent Events:

Management has evaluated events and transactions through the date the schedules of investments were issued, for purpose of recognition or disclosure in these Schedules of Investments and there are no subsequent events to report.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini

Lucia Santini, President

Date	5/26/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini

Lucia Santini, President

Date	5/26/17

By (Signature and Title)*	/s/ Jennifer Ellis

Jennifer Ellis, Treasurer

Date	5/26/17